SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Employees and directors share-based payments		$ 2,950,000	$ 298,000
Stock options issued for services			89,000
Shares issued for services	23,100	187,000	357,000
Total share based payments expenses	$ 23,100	$ 3,137,000	$ 744,000